Employee Benefits (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of information about defined benefit plans [abstract]
Summary of Employee benefits

Details of employee benefits for the six months ended June 30, 2026 and 2025 are as follows:

(In thousand Euros)	June 30, 2026	June 30, 2025
Wages and salaries	15,146	22,451
Share-based payment plans expenses	158	539
Social Security	4,123	5,146
Total	19,427	28,136

Summary of Personnel Expenses Recognized for Share-based Payment Transactions

Details of the personnel expense recognized for share-based payment transactions are as follows:

(In thousand Euros)	June 30, 2026	June 30, 2025
ESPP	—	22
Performance based earn out in shares and RSUs management Ares	—	64
RSU Employees	389	120
RSU Management	(186)	367
Capitalization of share-based payment transactions in intangible assets	(45)	(34)
Total	158	539

Summary of Movements in Stock Options Until The Transaction Date

The following table illustrates the movements in stock options during the six months ended June 30, 2026, excluding earn out payments in shares for the business combinations in 2022:

Number of warrants	ESOP	MSOP	Founders	RSU Employees	RSU Management	RSU Coil & Ares	Total
At December 31, 2025	31,537	23,914	50,680	783,489	61,906	9,250	960,776
Granted	—	—	—	—	45,000	—	45,000
Exercised	(278)	—	—	(143,658)	(26,906)	—	(170,842)
Cancelled	—	—	—	(78,172)	(28,750)	—	(106,922)
At June 30, 2026	31,259	23,914	50,680	561,659	51,250	9,250	728,012